Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate

The Company’s effective income tax rate differs from the amount computed by applying the federal statutory income tax rate to loss before income taxes as follows:

	December 31, 2020	December 31, 2019
Income tax benefit at federal statutory rate	(21.0)%	(21.0)%
State income tax benefit, net of federal benefit	(6.0)%	(6.0)%
Change in valuation allowance	27.00%	27.00%

Income taxes at effective tax rate	-%	-%

Schedule of Components of Deferred Taxes

The components of deferred taxes consist of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Net operating loss carryforwards	$2,479,000	$1,587,000
Less: Valuation allowance	(2,479,000)	(1,587,000)

Net deferred tax assets	$-	$-